DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Jul. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]

The Consolidated Statements of Income and Retained Earnings have been reclassified to show discontinued operations as a single line item. The components are as follows:

	Years Ended July 31,
	2012	2011	2010
Revenues
Rental income	$—	$—	$1,437,819
Fair value adjustment - nonmonetary exchange	—	—	4,490,000
Total	—	—	5,927,819

Expenses
Real estate operating expenses	—	—	1,498,676
Lease termination expenses	—	327,779	4,731,414
Depreciation and amortization	—	—	97,459
Total	—	327,779	6,327,549

(Loss) from discontinued operations	—	(327,779)	(399,730)
Income tax (benefit)	—	(100,000)	(171,000)
Net (loss) from discontinued operations - net of taxes	$—	$(227,779)	$(228,730)